UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 15, 2019	Mar. 08, 2019
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares, shares authorized	9,777,384	9,777,384			9,777,384
Preferred shares, shares issued					9,777,384
Preferred shares, shares outstanding	9,777,384	9,777,384	9,777,384	9,777,384	9,777,384		1,476,741
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	490,222,616	490,222,616		490,222,616
Ordinary shares, shares issued	10,000,000	10,000,000		10,000,000
Ordinary shares, shares outstanding	10,000,000	10,000,000		10,000,000
Series A-1
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	1,476,741	1,476,741		1,476,741
Preferred shares, shares issued	1,476,741	1,476,741		1,476,741
Preferred shares, shares outstanding	1,476,741	1,476,741		1,476,741			1,476,741
Series A-2
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	601,884	601,884		601,884
Preferred shares, shares issued	601,884	601,884		601,884
Preferred shares, shares outstanding	601,884	601,884		601,884			601,884
Series B-1
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	2,054,487	2,054,487		2,054,487
Preferred shares, shares issued	2,054,487	2,054,487		2,054,487
Preferred shares, shares outstanding	2,054,487	2,054,487		2,054,487		1,630,545
Series B-2
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	3,668,728	3,668,728		3,668,728
Preferred shares, shares issued	3,668,728	3,668,728		3,668,728
Preferred shares, shares outstanding	3,668,728	3,668,728		3,668,728
Series B +
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001		$ 0.0001
Preferred shares, shares authorized	1,975,544	1,975,544		1,975,544
Preferred shares, shares issued	1,975,544	1,975,544		1,975,544
Preferred shares, shares outstanding	1,975,544	1,975,544		1,975,544